Earnings Per Share - Schedule of Basic and Diluted Earnings Per Share Computation (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Basic and Diluted Earnings Per Share Computation [Abstract]
Net income (loss) attributable to the Greenland Technologies Holding Corporation and subsidiaries (in Dollars)	$ 5,732,522	$ (684,391)	$ 6,511,037	$ 6,468,722	$ 14,066,972	$ (15,879,116)
Weighted average basic and diluted computation shares outstanding:
Weighted average shares used in basic computation	17,394,226	13,594,530	15,724,030	13,594,530	13,594,530	13,229,978
Diluted effect of stock options and warrants
Weighted average shares used in diluted computation	17,394,226	13,594,530	15,724,030	13,594,530	13,594,530	13,229,978
Basic net income (loss) per share (in Dollars per share)	$ 0.33	$ (0.05)	$ 0.41	$ 0.48	$ 1.03	$ (1.2)
Diluted net income (loss) per share (in Dollars per share)	$ 0.33	$ (0.05)	$ 0.41	$ 0.48	$ 1.03	$ (1.2)